Income Tax	12 Months Ended
Dec. 31, 2020
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Income Tax
NOTE 31: INCOME TAX
The Group reports income taxes in the income statement as detailed below:

(€’000)	For the year ended December 31,
	2020	2019	2018
Current tax (expense) / income	—	8	0
Deferred tax (expense) / income	—	—	—

Total income tax expense in profit or loss	—	8	0

The Group has a history of losses. For 2020, the Group does not have any income tax expense or benefit.
The following table shows the reconciliation between the effective and theoretical income tax at the nominal Belgian income tax rate of 25.00% for the year 2020 and at the nominal Belgian income tax rate of 29.58% for the years 2019 and 2018:

(€’000)	For the year ended December 31,
	2020	2019	2018
Loss before tax	(17 204)	(28 640)	(37 427)
	—	—	—
Permanent differences	—	—	—
Tax disallowed expenses	1 092	967	269
Share-based payment	2 782	2 775	3 595
	—	—	—
Nominal tax rate	25.00%	29.58%	29.58%
Tax income at nominal tax rate 1	3 333	7 365	9 928
Deferred Tax assets not recognized	(3 333)	(7 357)	(9 928)
Effective tax expense	—	8	—
Effective tax rate	0%	0%	0%

1
The difference in foreign tax rate in the US (22.83%) compared to the Belgian rate (29.58%) is not distinctively disclosed in this table due to non-materiality of the operations of the Group’s subsidiary Celyad Inc.